UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act File number 811-7634

Name of Fund: Corporate High Yield Fund, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, Corporate High Yield Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 05/31/2006

Date of reporting period: 12/01/05 - 02/28/06

Item 1 - Schedule of Investments

Corporate High Yield Fund, Inc.
Schedule of Investments as of February 28, 2006                (in U.S. dollars)

                                   Face
Industry                         Amount  Corporate Bonds                                                        Value
-------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 4.7%  $ 2,125,000  Alliant Techsystems, Inc., 3% due 8/15/2024 (b)(i)                $    2,454,375
                              1,450,000  DRS Technologies, Inc., 6.875% due 11/01/2013                          1,446,375
                                250,000  DRS Technologies, Inc., 6.625% due 2/01/2016                             251,250
                                925,000  Esterline Technologies Corp., 7.75% due 6/15/2013                        957,375
                                700,000  K&F Acquisition, Inc., 7.75% due 11/15/2014                              714,000
                              1,275,000  L-3 Communications Corp., 6.375% due 10/15/2015                        1,271,813
                              1,280,000  L-3 Communications Corp., 3% due 8/01/2035 (b)(i)                      1,313,600
                              1,650,000  Standard Aero Holdings, Inc., 8.25% due 9/01/2014                      1,452,000
                              1,650,000  Transdigm, Inc., 8.375% due 7/15/2011                                  1,724,250
                              2,750,000  Vought Aircraft Industries, Inc., 8% due 7/15/2011                     2,578,125
                                                                                                           --------------
                                                                                                               14,163,163
-------------------------------------------------------------------------------------------------------------------------
Airlines - 1.3%               2,100,000  American Airlines, Inc. Class C, 7.80% due 4/01/2008                   2,086,471
                              1,109,116  Continental Airlines, Inc. Series 1997-4-B, 6.90% due 1/02/2017        1,030,143
                                151,377  Continental Airlines, Inc. Series 1998-1-C, 6.541% due 9/15/2009         142,331
                                740,169  Continental Airlines, Inc. Series 2001-1 Class  C, 7.033%
                                         due 6/15/2011                                                            682,834
                                                                                                           --------------
                                                                                                                3,941,779
-------------------------------------------------------------------------------------------------------------------------
Automotive - 0.5%               725,000  General Motors Acceptance Corp., 7.25% due 3/02/2011                     662,409
                                927,000  Metaldyne Corp., 10% due 11/01/2013                                      848,205
                                                                                                           --------------
                                                                                                                1,510,614
-------------------------------------------------------------------------------------------------------------------------
Broadcasting - 4.0%             685,714  Emmis Communications Corp., 10.366% due 6/15/2012 (d)                    685,714
                              1,075,000  Granite Broadcasting Corp., 9.75% due 12/01/2010                         972,875
                              1,075,000  Nexstar Finance, Inc., 7% due 1/15/2014                                1,007,813
                              1,825,000  Paxson Communications Corp., 7.777% due 1/15/2012 (d)(i)               1,825,000
                                925,000  Paxson Communications Corp., 10.777% due 1/15/2013 (d)(i)                894,938
                              1,225,000  Salem Communications Corp., 7.75% due 12/15/2010                       1,257,156
                              1,202,000  Salem Communications Holding Corp. Series B, 9% due 7/01/2011          1,262,100
                                350,000  Sinclair Broadcast Group, Inc., 8% due 3/15/2012                         357,438
                              1,825,000  Sirius Satellite Radio, Inc., 9.625% due 8/01/2013                     1,788,500
                              2,125,000  Young Broadcasting, Inc., 8.75% due 1/15/2014                          1,785,000
                                                                                                           --------------
                                                                                                               11,836,534
-------------------------------------------------------------------------------------------------------------------------
Cable -                         700,000  New Skies Satellites NV, 9.573% due 11/01/2011 (d)                       722,750
International - 0.6%            925,000  New Skies Satellites NV, 9.125% due 11/01/2012                           994,375
                                                                                                           --------------
                                                                                                                1,717,125
-------------------------------------------------------------------------------------------------------------------------
Cable - U.S. - 8.5%             700,000  Adelphia Communications Corp., 6% due 2/15/2006 (b)(c)(l)                 17,500
                              2,125,000  CSC Holdings, Inc. Series B, 7.625% due 4/01/2011                      2,140,937
                                 75,000  Cablevision Systems Corp. Series B, 8.716% due 4/01/2009 (d)              77,531
                              2,350,000  Cablevision Systems Corp. Series B, 8% due 4/15/2012                   2,308,875
                              1,775,000  Century Communications Series B, 9.05%* due 1/15/2008 (e)                958,500
                              1,425,000  Charter Communications Holdings II LLC, 10.25% due 9/15/2010           1,421,437
                              1,800,000  Charter Communications Holdings LLC, 9.625% due 11/15/2009             1,377,000
                                570,000  Charter Communications, Inc., 5.875% due 11/16/2009 (b)(i)               408,263
                              2,450,000  Intelsat Bermuda Ltd., 9.609% due 1/15/2012 (d)(i)                     2,499,000
                              2,575,000  Intelsat Bermuda Ltd., 8.625% due 1/15/2015 (i)                        2,671,562
                                555,000  Loral Spacecom Corp., 14% due 10/15/2015 (j)                             663,225
                              2,250,000  Mediacom Broadband LLC, 11% due 7/15/2013                              2,407,500
                              2,250,000  Mediacom LLC, 9.50% due 1/15/2013                                      2,250,000
                              2,035,000  PanAmSat Corp., 9% due 8/15/2014                                       2,146,925
                              1,850,000  Quebecor Media, Inc., 7.75% due 3/15/2016 (i)                          1,896,250
                              1,800,000  Rainbow National Services LLC, 10.375% due 9/01/2014 (i)               2,036,250
                                                                                                           --------------
                                                                                                               25,280,755
-------------------------------------------------------------------------------------------------------------------------
Chemicals - 4.0%              1,388,000  BCP Caylux Holdings Luxembourg SCA, 9.625% due 6/15/2014               1,552,825
                              1,371,000  Huntsman International, LLC, 10.125% due 7/01/2009                     1,405,275

Corporate High Yield Fund, Inc.
Schedule of Investments as of February 28, 2006                (in U.S. dollars)

                                   Face
Industry                         Amount  Corporate Bonds                                                        Value
-------------------------------------------------------------------------------------------------------------------------
                            $ 1,775,000  Innophos, Inc., 8.875% due 8/15/2014 (i)                          $    1,828,250
                                925,000  Millennium America, Inc., 9.25% due 6/15/2008                            950,437
                                425,000  Nalco Co., 7.75% due 11/15/2011                                          432,438
                              1,075,000  Nalco Co., 8.875% due 11/15/2013                                       1,126,063
                                980,000  Nalco Finance Holdings, Inc., 9.124%* due 2/01/2014                      725,200
                              1,050,000  Nova Chemicals Corp., 7.561% due 11/15/2013 (d)                        1,071,000
                              2,125,000  Omnova Solutions, Inc., 11.25% due 6/01/2010                           2,236,563
                                725,000  Tronox Worldwide LLC, 9.50% due 12/01/2012 (i)                           757,625
                                                                                                           --------------
                                                                                                               12,085,676
-------------------------------------------------------------------------------------------------------------------------
Consumer - Durables - 0.9%    1,225,000  Sealy Mattress Co., 8.25% due 6/15/2014                                1,280,125
                                550,000  Simmons Bedding Co., 7.875% due 1/15/2014                                528,000
                                710,000  Tempur-Pedic, Inc., 10.25% due 8/15/2010                                 759,700
                                                                                                           --------------
                                                                                                                2,567,825
-------------------------------------------------------------------------------------------------------------------------
Consumer -                    2,000,000  Chattem, Inc., 7% due 3/01/2014                                        2,010,000
Non-Durables - 4.0%           2,775,000  Church & Dwight Co., Inc., 6% due 12/15/2012                           2,761,125
                              3,300,000  Hines Nurseries, Inc., 10.25% due 10/01/2011                           3,295,875
                              1,850,000  Quiksilver, Inc., 6.875% due 4/15/2015                                 1,785,250
                              2,050,000  Samsonite Corp., 8.875% due 6/01/2011                                  2,167,875
                                                                                                           --------------
                                                                                                               12,020,125
-------------------------------------------------------------------------------------------------------------------------
Diversified Media - 7.4%      2,775,000  CBD Media, Inc., 8.625% due 6/01/2011                                  2,820,094
                              2,100,000  CanWest Media, Inc., 8% due 9/15/2012                                  2,152,500
                              1,294,000  Dex Media West LLC, 9.875% due 8/15/2013                               1,433,105
                              2,475,000  Houghton Mifflin Co., 8.25% due 2/01/2011                              2,586,375
                              3,510,000  Liberty Media Corp., 0.75% due 3/30/2023 (b)                           3,755,700
                                675,000  RH Donnelley Corp., 6.875% due 1/15/2013 (i)                             634,500
                              1,375,000  RH Donnelley Corp., 8.875% due 1/15/2016 (i)                           1,435,156
                              1,300,000  RH Donnelley Corp. Series A-2, 6.875% due 1/15/2013 (i)                1,222,000
                              1,300,000  Six Flags, Inc., 9.625% due 6/01/2014                                  1,319,500
                              1,600,000  Universal City Florida Holding Co. I, 9.43% due 5/01/2010 (d)          1,624,000
                              3,119,000  Yell Finance BV, 12.670%* due 8/01/2011                                3,224,266
                                                                                                           --------------
                                                                                                               22,207,196
-------------------------------------------------------------------------------------------------------------------------
Energy - Exploration &        1,425,000  Belden & Blake Corp., 8.75% due 7/15/2012                              1,482,000
Production - 2.8%             1,450,000  Chaparral Energy, Inc., 8.50% due 12/01/2015 (i)                       1,533,375
                              1,825,000  Compton Petroleum Finance Corp., 7.625% due 12/01/2013                 1,866,062
                                750,000  Encore Acquisition Co., 6.25% due 4/15/2014                              735,000
                                450,000  Plains Exploration & Production Co., 7.125% due 6/15/2014                469,125
                              2,225,000  Plains Exploration & Production Co., Series B, 8.75%
                                         due 7/01/2012                                                          2,391,875
                                                                                                           --------------
                                                                                                                8,477,437
-------------------------------------------------------------------------------------------------------------------------
Energy - Other - 3.4%           450,000  Copano Energy LLC, 8.125% due 3/01/2016 (i)                              468,000
                              1,750,000  Dresser, Inc., 9.375% due 4/15/2011                                    1,837,500
                                350,000  Ferrellgas Escrow LLC, 6.75% due 5/01/2014                               341,250
                              2,175,000  Ferrellgas Partners LP, 8.75% due 6/15/2012                            2,202,187
                              2,200,000  SemGroup LP, 8.75% due 11/15/2015 (i)                                  2,277,000
                              1,350,000  Star Gas Partners LP, 10.25% due 2/15/2013                             1,366,875
                              1,825,000  Suburban Propane Partners, LP, 6.875% due 12/15/2013                   1,761,125
                                                                                                           --------------
                                                                                                               10,253,937
-------------------------------------------------------------------------------------------------------------------------
Food & Drug - 0.1%              425,000  Stripes Acquisition LLC, 10.625% due 12/15/2013 (i)                      444,125
-------------------------------------------------------------------------------------------------------------------------
Food & Tobacco - 2.8%           750,000  AmeriQual Group LLC, 9% due 4/01/2012 (i)                                787,500
                              2,725,000  Cott Beverages USA, Inc., 8% due 12/15/2011                            2,799,937
                              1,200,000  Del Monte Corp., 8.625% due 12/15/2012                                 1,278,000
                                900,000  Del Monte Corp., 6.75% due 2/15/2015                                     900,000
                                350,000  Michael Foods, Inc., 8% due 11/15/2013                                   357,000

Corporate High Yield Fund, Inc.
Schedule of Investments as of February 28, 2006                (in U.S. dollars)

                                   Face
Industry                         Amount  Corporate Bonds                                                        Value
-------------------------------------------------------------------------------------------------------------------------
                            $ 1,975,000  New World Pasta Co., 9.25% due 2/15/2009 (e)                      $      118,500
                              2,000,000  Smithfield Foods, Inc. Series B, 8% due 10/15/2009                     2,090,000
                                                                                                           --------------
                                                                                                                8,330,937
-------------------------------------------------------------------------------------------------------------------------
Gaming - 9.9%                 3,000,000  Boyd Gaming Corp., 8.75% due 4/15/2012                                 3,210,000
                                850,000  CCM Merger, Inc., 8% due 8/01/2013 (i)                                   845,750
                              1,275,000  Caesars Entertainment, Inc., 7.875% due 3/15/2010                      1,359,469
                                975,000  Galaxy Entertainment Finance Co. Ltd., 9.655%
                                         due 12/15/2010 (d)(i)                                                  1,006,687
                                500,000  Galaxy Entertainment Finance Co. Ltd., 9.875% due 12/15/2012 (i)         517,500
                              1,600,000  Inn of the Mountain Gods Resort & Casino, 12% due 11/15/2010           1,690,000
                              1,100,000  Isle of Capri Casinos, Inc., 9% due 3/15/2012                          1,168,750
                              1,500,000  Little Traverse Bay Bands of Odawa Indians, 10.25%
                                         due 2/15/2014 (i)                                                      1,481,250
                              1,450,000  MGM Mirage, 8.50% due 9/15/2010                                        1,571,437
                              3,100,000  Majestic Star Casino LLC, 9.50% due 10/15/2010                         3,317,000
                                925,000  Mirage Resorts, Inc., 6.75% due 2/01/2008                                937,719
                              1,825,000  Penn National Gaming, Inc., 6.875% due 12/01/2011                      1,861,500
                              2,375,000  Poster Financial Group, Inc., 8.75% due 12/01/2011                     2,493,750
                              2,500,000  Resorts International Hotel and Casino, Inc., 11.50%
                                         due 3/15/2009                                                          2,756,250
                                925,000  San Pasqual Casino, 8% due 9/15/2013 (i)                                 943,500
                              1,275,000  Station Casinos, Inc., 6.625% due 3/15/2018 (i)                        1,275,000
                              1,650,000  Tunica-Biloxi Gaming Authority, 9% due 11/15/2015 (i)                  1,691,250
                              1,475,000  Wynn Las Vegas LLC, 6.625% due 12/01/2014                              1,452,875
                                                                                                           --------------
                                                                                                               29,579,687
-------------------------------------------------------------------------------------------------------------------------
Health Care - 7.9%              750,000  Athena Neurosciences Finance LLC, 7.25% due 2/21/2008                    729,375
                              3,300,000  DaVita, Inc., 7.25% due 3/15/2015                                      3,366,000
                              1,475,000  Elan Finance Plc, 8.749% due 11/15/2011 (d)                            1,427,062
                              1,825,000  HCA, Inc., 5.50% due 12/01/2009                                        1,795,752
                              2,200,000  HealthSouth Corp., 8.375% due 10/01/2011                               2,475,000
                              1,100,000  Mylan Laboratories, Inc., 5.75% due 8/15/2010                          1,097,250
                                525,000  Mylan Laboratories, Inc., 6.375% due 8/15/2015                           530,906
                              1,325,000  Select Medical Corp., 7.625% due 2/01/2015                             1,132,875
                              1,825,000  Select Medical Corp., 10.82% due 9/15/2015 (d)(i)                      1,469,125
                                925,000  Tenet Healthcare Corp., 9.875% due 7/01/2014                             941,188
                              1,825,000  Triad Hospitals, Inc., 7% due 5/15/2012                                1,861,500
                              2,475,000  U.S. Oncology, Inc., 9% due 8/15/2012                                  2,648,250
                                925,000  Vanguard Health Holding Co. II, LLC, 9% due 10/01/2014                   964,313
                              3,000,000  Ventas Realty LP, 6.75% due 6/01/2010                                  3,063,750
                                                                                                           --------------
                                                                                                               23,502,346
-------------------------------------------------------------------------------------------------------------------------
Housing - 3.3%                1,000,000  Building Materials Corp. of America, 8% due 10/15/2007                 1,016,250
                              5,475,000  Building Materials Corp. of America, 8% due 12/01/2008                 5,550,281
                                725,000  Forest City Enterprises, Inc., 7.625% due 6/01/2015                      758,531
                                425,000  Goodman Global Holding Co., Inc., 7.491% due 6/15/2012 (d)               432,438
                                900,000  Goodman Global Holding Co., Inc., 7.875% due 12/15/2012                  879,750
                                725,000  Standard-Pacific Corp., 6.50% due 8/15/2010                              695,094
                                650,000  Texas Industries, Inc., 7.25% due 7/15/2013                              672,750
                                                                                                           --------------
                                                                                                               10,005,094
-------------------------------------------------------------------------------------------------------------------------
Information                     925,000  Activant Solutions, Inc., 10.53% due 4/01/2010 (d)(i)                    948,125
Technology - 7.4%             2,207,000  Advanced Micro Devices, Inc., 7.75% due 11/01/2012                     2,339,420
                              2,010,000  Cypress Semiconductor Corp., 1.25% due 6/15/2008 (b)                   2,597,925
                              2,025,000  Freescale Semiconductor, Inc., 7.35% due 7/15/2009 (d)                 2,075,625
                              1,550,000  MagnaChip Semiconductor SA, 8.16% due 12/15/2011 (d)                   1,573,250
                              1,200,000  MagnaChip Semiconductor SA, 8% due 12/15/2014                          1,158,000

Corporate High Yield Fund, Inc.
Schedule of Investments as of February 28, 2006                (in U.S. dollars)

                                   Face
Industry                         Amount  Corporate Bonds                                                        Value
-------------------------------------------------------------------------------------------------------------------------
                            $ 1,785,000  Quantum Corp., 4.375% due 8/01/2010 (b)                           $    1,816,238
                              2,275,000  Sungard Data Systems, Inc., 9.125% due 8/15/2013 (i)                   2,420,031
                              1,525,000  Sungard Data Systems, Inc., 9.431% due 8/15/2013 (d)(i)                1,608,875
                                925,000  Sungard Data Systems, Inc., 10.25% due 8/15/2015 (i)                     970,094
                                725,000  Telcordia Technologies Inc., 10% due 3/15/2013 (i)                       667,000
                              1,075,000  UGS Corp., 10% due 6/01/2012                                           1,178,469
                              2,900,000  Viasystems, Inc., 10.50% due 1/15/2011                                 2,784,000
                                                                                                           --------------
                                                                                                               22,137,052
-------------------------------------------------------------------------------------------------------------------------
Leisure - 1.5%                2,650,000  Felcor Lodging LP, 8.83% due 6/01/2011 (d)                             2,756,000
                              1,450,000  Felcor Lodging LP, 9% due 6/01/2011                                    1,602,250
                                                                                                           --------------
                                                                                                                4,358,250
-------------------------------------------------------------------------------------------------------------------------
Manufacturing - 4.4%          2,000,000  CPI Holdco, Inc., 10.561% due 2/01/2015 (d)                            2,070,000
                                800,000  Chart Industries, Inc., 9.125% due 10/15/2015 (i)                        828,000
                              3,475,000  EaglePicher Inc., 9.75% due 9/01/2013 (e)                              2,415,125
                              1,850,000  Invensys Plc, 9.875% due 3/15/2011 (i)                                 1,914,750
                              1,275,000  Medis Technologies Ltd., 6% due 7/15/2010 (b)(i)                       1,421,625
                                900,000  Mueller Group, Inc., 10% due 5/01/2012                                   985,500
                                725,000  Rexnord Corp., 10.125% due 12/15/2012                                    797,500
                                925,000  Superior Essex Communications LLC, 9% due 4/15/2012                      934,250
                              2,175,000  Trimas Corp., 9.875% due 6/15/2012                                     1,914,000
                                                                                                           --------------
                                                                                                               13,280,750
-------------------------------------------------------------------------------------------------------------------------
Metal - Other - 1.8%          1,000,000  Foundation PA Coal Co., 7.25% due 8/01/2014                            1,025,000
                              2,275,000  Indalex Holding Corp., 11.50% due 2/01/2014 (i)                        2,229,500
                              2,050,000  Novelis, Inc., 7.75% due 2/15/2015                                     1,988,500
                                                                                                           --------------
                                                                                                                5,243,000
-------------------------------------------------------------------------------------------------------------------------
Packaging - 1.8%              1,825,000  Graham Packing Co., Inc., 9.875% due 10/15/2014                        1,852,375
                              2,775,000  Owens-Brockway, 8.875% due 2/15/2009                                   2,889,469
                                375,000  Owens-Brockway, 8.25% due 5/15/2013                                      390,938
                                750,000  Pliant Corp., 13% due 6/01/2010 (e)                                      183,750
                                525,000  Pliant Corp., 13% due 6/01/2010 (e)                                      128,625
                                                                                                           --------------
                                                                                                                5,445,157
-------------------------------------------------------------------------------------------------------------------------
Paper - 5.0%                  1,825,000  Abitibi-Consolidated, Inc., 8.41% due 6/15/2011 (d)                    1,774,812
                                900,000  Boise Cascade LLC, 7.475% due 10/15/2012 (d)                             895,500
                              2,550,000  Bowater, Inc., 7.91% due 3/15/2010 (d)                                 2,550,000
                              1,900,000  Domtar, Inc., 7.125% due 8/15/2015                                     1,591,250
                                775,000  Graphic Packaging International Corp., 8.50% due 8/15/2011               778,875
                              1,450,000  Graphic Packaging International Corp., 9.50% due 8/15/2013             1,377,500
                                850,000  JSG Funding Plc, 9.625% due 10/01/2012                                   890,375
                              1,375,000  NewPage Corp., 10.93% due 5/01/2012 (d)                                1,443,750
                              1,375,000  NewPage Corp., 12% due 5/01/2013                                       1,409,375
                              2,175,000  Norske Skog Canada Ltd. Series D, 8.625% due 6/15/2011                 2,153,250
                                                                                                           --------------
                                                                                                               14,864,687
-------------------------------------------------------------------------------------------------------------------------
Retail - 1.9%                   550,000  General Nutrition Centers, Inc., 8.625% due 1/15/2011                    550,000
                              2,375,000  Jean Coutu Group, Inc., 8.50% due 8/01/2014                            2,268,125
                              1,275,000  Neiman-Marcus Group, Inc., 9% due 10/15/2015 (i)                       1,346,719
                              1,475,000  Neiman-Marcus Group, Inc., 10.375% due 10/15/2015 (i)                  1,552,438
                                                                                                           --------------
                                                                                                                5,717,282
-------------------------------------------------------------------------------------------------------------------------
Service - 6.4%                2,525,000  Allied Waste North America, Inc. Series B, 8.875% due 4/01/2008        2,657,562
                              2,525,000  Corrections Corp. of America, 7.50% due 5/01/2011                      2,610,219
                              1,650,000  Dycom Industries, Inc., 8.125% due 10/15/2015 (i)                      1,716,000
                                375,000  MSW Energy Holdings II LLC, 7.375% due 9/01/2010                         388,125
                              1,125,000  MSW Energy Holdings LLC, 8.50% due 9/01/2010                           1,198,125
                              1,825,000  Mac-Gray Corp., 7.625% due 8/15/2015                                   1,870,625
                              2,600,000  Service Corp. International, 7.50% due 6/15/2017 (i)                   2,655,250

Corporate High Yield Fund, Inc.
Schedule of Investments as of February 28, 2006                (in U.S. dollars)

                                   Face
Industry                         Amount  Corporate Bonds                                                        Value
-------------------------------------------------------------------------------------------------------------------------
                            $ 3,075,000  United Rentals North America, Inc., 7.75% due 11/15/2013          $    3,086,531
                              2,800,000  Waste Services, Inc., 9.50% due 4/15/2014                              2,870,000
                                                                                                           --------------
                                                                                                               19,052,437
-------------------------------------------------------------------------------------------------------------------------
Steel - 1.1%                  1,825,000  Chaparral Steel Co., 10% due 7/15/2013                                 2,016,625
                              1,100,000  Ucar Finance, Inc., 10.25% due 2/15/2012                               1,171,500
                                                                                                           --------------
                                                                                                                3,188,125
-------------------------------------------------------------------------------------------------------------------------
Telecommunications - 5.6%     1,432,000  ADC Telecommunications, Inc., 1% due 6/15/2008 (b)                     1,526,870
                                825,000  ADC Telecommunications, Inc., 5.045% due 6/15/2013 (b)(d)                896,156
                              2,200,000  Eircom Funding Plc, 8.25% due 8/15/2013                                2,351,250
                              1,825,000  Inmarsat Finance Plc, 7.625% due 6/30/2012                             1,882,031
                              2,850,000  LCI International, Inc., 7.25% due 6/15/2007                           2,882,062
                                350,000  Qwest Communications International, Inc., 7.50% due 2/15/2014            359,625
                              1,275,000  Qwest Corp., 8.16% due 6/15/2013 (d)                                   1,392,938
                                500,000  Qwest Corp., 7.625% due 6/15/2015                                        536,250
                                323,000  Terremark Worldwide, Inc., 9% due 6/15/2009 (b)(i)                       285,855
                                800,000  Time Warner Telecom Holdings, Inc., 8.749% due 2/15/2011 (d)             817,000
                              3,600,000  Time Warner Telecom, Inc., 10.125% due 2/01/2011                       3,780,000
                                                                                                           --------------
                                                                                                               16,710,037
-------------------------------------------------------------------------------------------------------------------------
Transportation - 1.0%           550,000  OMI Corp., 7.625% due 12/01/2013                                         563,750
                              2,175,000  Teekay Shipping Corp., 8.875% due 7/15/2011                            2,414,250
                                                                                                           --------------
                                                                                                                2,978,000
-------------------------------------------------------------------------------------------------------------------------
Utility - 10.0%               4,132,000  The AES Corp., 9.375% due 9/15/2010                                    4,534,870
                              1,950,000  The AES Corp., 8.75% due 5/15/2013 (i)                                 2,115,750
                              1,850,000  Aquila, Inc., 7.625% due 11/15/2009                                    1,896,250
                              1,759,000  Centerpoint Energy, Inc. Series B, 3.75% due 5/15/2023 (b)             2,062,428
                              2,015,000  ESI Tractebel Acquisition Corp. Series B, 7.99% due 12/30/2011         2,107,362
                              1,750,000  Edison Mission Energy, 9.875% due 4/15/2011                            2,016,875
                              1,850,000  Mirant North America LLC, 7.375% due 12/31/2013 (i)                    1,898,563
                              1,475,000  NRG Energy, Inc., 7.25% due 2/01/2014                                  1,511,875
                              1,375,000  NRG Energy, Inc., 7.375% due 2/01/2016                                 1,416,250
                                227,000  Nevada Power Co., 9% due 8/15/2013                                       251,007
                              2,077,000  Nevada Power Co. Series E, 10.875% due 10/15/2009                      2,248,961
                              2,100,000  Reliant Energy, Inc., 9.50% due 7/15/2013                              2,142,000
                              1,550,000  Sierra Pacific Power Co. Series A, 8% due 6/01/2008                    1,623,625
                              1,050,000  Sierra Pacific Resources, 8.625% due 3/15/2014                         1,145,901
                                875,000  Southern Natural Gas Co., 8.875% due 3/15/2010                           935,918
                              1,986,571  Tenaska Alabama Partners LP, 7% due 6/30/2021 (i)                      2,050,568
                                                                                                           --------------
                                                                                                               29,958,203
-------------------------------------------------------------------------------------------------------------------------
Wireless                      1,475,000  Centennial Cellular Operating Co. LLC, 10.125% due 6/15/2013           1,615,125
Communications - 4.6%           925,000  Dobson Cellular Systems, 9.43% due 11/01/2011 (d)                        962,000
                                800,000  Dobson Communications Corp., 8.85% due 10/15/2012 (d)(m)                 792,000
                              1,625,000  IWO Holdings, Inc., 8.35% due 1/15/2012 (d)                            1,692,031
                                625,000  Rogers Wireless Communications, Inc., 8.035%
                                         due 12/15/2010 (d)                                                       646,875
                                250,000  Rogers Wireless Communications, Inc., 8% due 12/15/2012                  266,875
                              3,175,000  Rogers Wireless Communications, Inc., 6.375% due 3/01/2014             3,206,750
                                575,000  Rural Cellular Corp., 9.41% due 3/15/2010 (d)                            586,500
                              1,850,000  Rural Cellular Corp., 8.25% due 3/15/2012                              1,942,500
                                828,000  SBA Communications Corp., 8.50% due 12/01/2012                           910,800
                              1,176,000  SBA Telecommunications, Inc., 7.415%* due 12/15/2011                   1,114,260
                                                                                                           --------------
                                                                                                               13,735,716
-------------------------------------------------------------------------------------------------------------------------
                                         Total Corporate Bonds (Cost - $347,817,701) - 118.6%                 354,593,051
-------------------------------------------------------------------------------------------------------------------------

Corporate High Yield Fund, Inc.
Schedule of Investments as of February 28, 2006                (in U.S. dollars)

                                   Face
Industry                         Amount  Floating Rate Loan Interests (a)                                       Value
-------------------------------------------------------------------------------------------------------------------------
Cable - U.S. - 1.5%         $ 4,550,000  Century Cable Holdings LLC, Discretionary Term Loan, 9.50%
                                         due 12/31/2009                                                    $    4,459,000
-------------------------------------------------------------------------------------------------------------------------
Chemicals - 0.9%              2,650,000  Wellman, Inc. Second Lien Term Loan, 11.43% due 2/10/2010              2,719,563
-------------------------------------------------------------------------------------------------------------------------
Consumer - Durables - 0.4%    1,300,000  Simmons Co. Term Loan, 8.50% due 6/19/2012                             1,317,672
-------------------------------------------------------------------------------------------------------------------------
                                         Total Floating Rate Loan Interests (Cost - $8,206,224) - 2.8%          8,496,235
-------------------------------------------------------------------------------------------------------------------------

                                         Foreign Government Obligations
-------------------------------------------------------------------------------------------------------------------------
Government-Foreign - 2.4%     1,800,000  Brazilian Government International Bond, 8.75% due 2/04/2025           2,173,500
                              1,800,000  Brazilian Government International Bond, 8.25% due 1/20/2034           2,142,000
                              1,075,000  Philippine Government International Bond, 8.375% due 2/15/2011         1,165,031
                              1,100,000  Turkey Government International Bond, 6.875% due 3/17/2036             1,116,500
                                375,000  Venezuela Government International Bond, 7.65% due 4/21/2025             408,750
-------------------------------------------------------------------------------------------------------------------------
                                         Total Foreign Government Obligations (Cost - $6,164,769) - 2.4%        7,005,781
-------------------------------------------------------------------------------------------------------------------------

                                 Shares
                                   Held  Common Stocks
-------------------------------------------------------------------------------------------------------------------------
Airlines - 0.2%                  74,829  ABX Air, Inc. (c)                                                        600,129
-------------------------------------------------------------------------------------------------------------------------
Cable - U.S. - 0.8%              83,504  Loral Space & Communications Ltd. (c)                                  2,252,103
-------------------------------------------------------------------------------------------------------------------------
Energy - Other - 0.0%             2,301  Trico Marine Services, Inc. (c)                                           78,301
-------------------------------------------------------------------------------------------------------------------------
Paper - 0.1%                    147,968  Western Forest Products, Inc. (c)                                        221,052
                                 41,528  Western Forest Products, Inc. (c)                                         62,039
                                                                                                           --------------
                                                                                                                  283,091
-------------------------------------------------------------------------------------------------------------------------
                                         Total Common Stocks (Cost - $5,375,709) - 1.1%                         3,213,624
-------------------------------------------------------------------------------------------------------------------------
                                         Preferred Securities
-------------------------------------------------------------------------------------------------------------------------

                                         Preferred Stocks
-------------------------------------------------------------------------------------------------------------------------
Automotive - 0.6%                99,400  General Motors Corp. Series C, 6.25% (b)                               1,650,040
-------------------------------------------------------------------------------------------------------------------------
Cable - U.S. - 0.3%               5,269  Loral Spacecom Corp. Series A, 12% (i)(j)                              1,043,262
-------------------------------------------------------------------------------------------------------------------------
                                         Total Preferred Stocks (Cost - $3,527,745) - 0.9%                      2,693,302
-------------------------------------------------------------------------------------------------------------------------

                                   Face
                                 Amount  Capital Trusts
-------------------------------------------------------------------------------------------------------------------------
Health Care - 1.2%          $ 3,500,000  Fresenius Medical Care Capital Trust II, 7.875% due 2/01/2008          3,622,500
-------------------------------------------------------------------------------------------------------------------------
                                         Total Capital Trusts (Cost - $3,475,353) - 1.2%                        3,622,500
-------------------------------------------------------------------------------------------------------------------------
                                         Total Preferred Securities (Cost - $7,003,098) - 2.1%                  6,315,802
-------------------------------------------------------------------------------------------------------------------------

                                 Shares
                                   Held  Warrants (h)
-------------------------------------------------------------------------------------------------------------------------
Health Care - 0.1%               29,930  HealthSouth Corp. (expires 1/16/2014)                                     74,825
-------------------------------------------------------------------------------------------------------------------------
Packaging - 0.0%                  3,500  Pliant Corp. (expires 6/01/2010)                                              35
-------------------------------------------------------------------------------------------------------------------------
Paper - 0.0%                        700  MDP Acquisitions Plc (expires 10/01/2013)                                  7,000
-------------------------------------------------------------------------------------------------------------------------
Wireless                            800  American Tower Corp. (expires 8/01/2008)                                 358,584
Communications - 0.1%
-------------------------------------------------------------------------------------------------------------------------
                                         Total Warrants (Cost - $52,048) - 0.2%                                   440,444
-------------------------------------------------------------------------------------------------------------------------

                                         Rights (k)
-------------------------------------------------------------------------------------------------------------------------
Paper - 0.0%                    189,496  Western Forest Products, Inc.                                              3,330
-------------------------------------------------------------------------------------------------------------------------
                                         Total Rights (Cost - $0) - 0.0%                                            3,330
-------------------------------------------------------------------------------------------------------------------------

                             Beneficial
                               Interest  Other Interests (f)
-------------------------------------------------------------------------------------------------------------------------
Airlines - 0.5%             $ 3,543,975  US Airways Group, Inc. (Certificate of Beneficial Interest)            1,559,349
-------------------------------------------------------------------------------------------------------------------------
Cable - U.S. - 0.0%           3,752,000  Loral Cyberstar Escrow                                                        38
-------------------------------------------------------------------------------------------------------------------------
                                         Total Other Interests (Cost - $956,873) - 0.5%                         1,559,387
-------------------------------------------------------------------------------------------------------------------------

                                         Short-Term Securities
-------------------------------------------------------------------------------------------------------------------------
                            $    89,396  Merrill Lynch Liquidity Series, LLC Cash Sweep Series I,                  89,396
                                         4.42% (g)
-------------------------------------------------------------------------------------------------------------------------
                                         Total Short-Term Securities (Cost - $89,396) - 0.0%                       89,396
-------------------------------------------------------------------------------------------------------------------------
                                         Total Investments (Cost - $375,665,818**) - 127.7%                   381,717,050

                                         Liabilities in Excess of Other Assets - (27.7%)                      (82,752,749)
                                                                                                           --------------
                                         Net Assets - 100.0%                                               $  298,964,301
                                                                                                           ==============

Corporate High Yield Fund, Inc.
Schedule of Investments as of February 28, 2006                (in U.S. dollars)

* Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase.

** The cost and unrealized appreciation (depreciation) of investments as of February 28, 2006, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 376,605,517
                                                                  =============
      Gross unrealized appreciation                               $  16,044,680
      Gross unrealized depreciation                                 (10,933,147)
                                                                  -------------
      Net unrealized appreciation                                 $   5,111,533
                                                                  =============

(a) Floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. The base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major U.S. banks or (iii) the certificate of deposit rate.
(b)   Convertible security.
(c)   Non-income producing security.
(d)   Floating rate note.
(e) Non-income producing security; issuer filed for bankruptcy or is in default of interest payments.
(f) Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.
(g) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                         Net            Interest
      Affiliate                                       Activity           Income
      --------------------------------------------------------------------------
      Merrill Lynch Liquidity Series, LLC
        Cash Sweep Series I, 4.42%                     $89,396           $14,570
      --------------------------------------------------------------------------

(h) Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.
(i) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
(j) Represents a pay-in-kind security which may pay interest/dividends in additional face/shares.
(k)   The rights may be exercised until 3/09/2006.
(l) As a result of bankruptcy proceedings, the company did not repay the principal amount of the security upon maturity.
(m) This security, or portion thereof, has been purchased on a "when-issued" basis period.
o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.
o     Swaps outstanding as of February 28, 2006 were as follows:

      -----------------------------------------------------------------------------------------
                                                                                    Unrealized
                                                                       Notional    Appreciation
                                                                        Amount    (Depreciation)
      -----------------------------------------------------------------------------------------
      Sold credit default protection on General Motors
      Corp. and receive 5%

      Broker, Morgan Stanley Capital Services, Inc.
        Expires June 2006                                            $   725,000    $     4,339

      Sold credit default protection on General Motors
      Acceptance Corp. and receive 4%

      Broker, Morgan Stanley Capital Services, Inc.
        Expires June 2006                                            $   725,000            347

Corporate High Yield Fund, Inc.
Schedule of Investments as of February 28, 2006                (in U.S. dollars)

      -----------------------------------------------------------------------------------------
                                                                                    Unrealized
                                                                       Notional    Appreciation
                                                                        Amount    (Depreciation)
      -----------------------------------------------------------------------------------------
      Sold credit default protection on General Motors
      Acceptance Corp. and receive 3.50%

      Broker, JPMorgan Chase Bank
        Expires March 2007                                           $   725,000    $    (9,797)

      Sold credit default protection on General Motors
      Acceptance Corp. and receive 4.50%

      Broker, Morgan Stanley Capital Services, Inc.
        Expires March 2007                                           $   725,000         (2,719)

      Sold credit default protection on General Motors
      Corp. and receive 4.40%

      Broker, Morgan Stanley Capital Services, Inc.
        Expires June 2007                                            $   375,000        (39,266)

      Sold credit default protection on General Motors
      Corp. and receive 8%

      Broker, Morgan Stanley Capital Services, Inc.
        Expires June 2007                                            $   375,000        (24,331)

      Sold credit default protection on Russian
      Federation and receive 0.73%

      Broker, UBS Warburg
        Expires October 2010                                         $ 1,440,000         15,536

      Sold credit default protection on Federative
      Republic of Brazil and receive 3.44%

      Broker, Morgan Stanley Capital Services, Inc.
        Expires October 2010                                         $   900,000         89,548

      Bought credit default protection on Chemtura
      Corp. and pay 1.35%

      Broker, Deutsche Bank AG London
        Expires December 2010                                        $   550,000         (9,090)

      Bought credit default protection on Chemtura
      Corp. and pay 1.4286%

      Broker, Morgan Stanley Capital Services, Inc.
        Expires December 2010                                        $ 1,275,000        (25,297)

      Sold credit default protection on Dow Jones CDX
      Emerging Markets Index Series 4 and receive 1.80%

      Broker, Morgan Stanley Capital Services, Inc.
        Expires December 2010                                        $   900,000         38,836

Corporate High Yield Fund, Inc.
Schedule of Investments as of February 28, 2006                (in U.S. dollars)

      -----------------------------------------------------------------------------------------
                                                                                    Unrealized
                                                                       Notional    Appreciation
                                                                        Amount    (Depreciation)
      -----------------------------------------------------------------------------------------
      Sold credit default protection on Dow Jones CDX
      Emerging Markets Index Series 4 and receive 1.80%

      Broker, Morgan Stanley Capital Services, Inc.
        Expires December 2010                                        $ 2,750,000    $   154,415
      -----------------------------------------------------------------------------------------
      Total                                                                         $   192,521
                                                                                    ===========

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Corporate High Yield Fund, Inc.


By: /s/ Robert C. Doll, Jr.
    -------------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Corporate High Yield Fund, Inc.

Date: April 20, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    -------------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Corporate High Yield Fund, Inc.

Date: April 20, 2006


By: /s/ Donald C. Burke
    -------------------------------
    Donald C. Burke
    Chief Financial Officer
    Corporate High Yield Fund, Inc.

Date: April 20, 2006